Corporate, Administration and Other Expenditure	12 Months Ended
Jun. 30, 2025
Corporate, Administration and Other Expenditure [Abstract]
Corporate, administration and other expenditure	Corporate, administration and other expenditure

	SA Rand
Figures in million	2025	2024	2023
Professional and legal fees	104	92	87
Compliance and assurance costs	84	75	63
Corporate business development	73	38	20
Corporate office expenditure[1]	1 356	1 007	847
Other corporate and administration expenses	30	82	27
Total corporate, administration and other expenditure	1 647	1 294	1 044
[1]The increase year on year is mainly due to annual inflationary increases and higher annual incentives.